WPC4




          Commonwealth Shareholder Services, Inc.
              1500 Forest Avenue, Suite 223
              Richmond, Virginia  23229


                                                March 20, 1998


Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE;      RUPAY BARRINGTON TOTAL RETURN FUND, INC.
                  File No. 811-08516

Gentlemen:

         Transmitted herewith is the above-referenced Fund's 24f-2 Notice on Form 24f-2. We have remitted the necessary filing fee to the Commission's lockbox depository in the amount of $0.00.

         Please call me at 1-800-527-9500 if you have anyquestions.

                                   Sincerely,



                                   John Pasco, III
                                   President and Chairman


Enclosures

cc:      Larry S. Mao



         Annual Notice of Securities Sold Pursuant to Rule 24F-2

                        U.S.SECURITIES AND EXCHANGE COMMISSION

                              Washington, D.C.  20549


                                      FORM 24F-2
                            Annual Notice of Securities Sold

                              Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.

Please print or type.
1.   Name and address of issuer: RUPAY BARRINGTON
                                 Total Return Fund, Inc.
                                 595 Market Street, Suite 1980
                                 San Francisco, CA  94104

2.Name of each series or class of securities for which this Form is filed:

     Rupay Barrington Total Return Fund, Inc.




3.Investment Company Act File Number:  811-08516


  Securities Act File Number:  033-79068
4.(a) Last day of fiscal year for which this notice is filed:

     December 31, 1997


after the close of the issuer's fiscal year.


4(c).  Check box if this is the last time the issuer will be filingthis Form.

5.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):             972,501
     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:    $3,889,353

     (iii)Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending no
          earlier than October 11, 1995 that were not
          previously used to reduce registration fees payable
          to the Commission:                       $N/A

    (iv) Total available redemption credits (add Items 5(ii)
          and 5 (iii)                             -$3,889,353

     (v)  Net sales - if Item 5(i) is greater than Item 5(iv)
          (subtract Item 5(iv) from Item 5(i)      $ N/A

     (vi) Redemption credits available for use
          in future years if Item 5(i) is less
          than Item 5(iv) (subtract Item 5(iv)
          from Item 5(i)           $2,916,852

     (vii) Multiplier for determining registration
           fee (see Instructions C-9)             $N/A

     (viii) Registration fee due (multiply Item
            5(v) by Item 5(vii) (enter "O if
            no fee is due):                       $ 0.00


6.  Prepaid Shares:

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, the report the amount of securities (number of shares or other units)
deducted here:  N/A.   If there is a number of shares or otherunits that
were registered pursuant to rule 24e-2 remaining unsoldat the end of the fiscal year for which this form is filed that areavailable for use by the issuer in future fiscal years, then statethat number here. N/A






7. Interest due ___ (if this Form is being filed more than 90 daysafter the end of the issuer's fiscal year (see Instruction D:



8. Total of the amount of the registration fee due plus anyinterest due (line 5(viii) plus line 7:

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

          Method of Delivery:
               _____  Wire Transfer
               _____  Mail or other means






















SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ John Pasco,
 III




Date  March 20, 1998

  * Please print the name and Title of the signing officer below the signature.